33 Post balance sheet events (Tables)	12 Months Ended
Dec. 31, 2019
Post Balance Sheet Events
Schedule of employee share option plans and warrants

The share consolidation will have an impact on the ordinary shares, any employee share option plans as well as warrants. As a result of share consolidation:

	Pre-Split	Post-Split
Weighted average number of shares outstanding - basic and diluted	366,611,759	18,330,588
Ordinary shares outstanding	469,899,613	23,494,981
Outstanding employee share options	6,720,722	336,036
Outstanding DARA options	57,150	2,857
Outstanding DARA warrants	92,480	4,624

Schedule of estimated one-time cash outflows and non-cash costs

The provisional estimated one-time cash outflows and non-cash costs of these actions are expected to be as follows:

Estimated cash outflow £’000
Staff redundancy	933
Repayment of loans, net of deposit returned	3,569
Property lease termination costs	–
Settlement of lease liabilities	131
Repayment of grant funding	230
Other	70
4,933

Estimated non-cash costs £’000
Impairment of acquired IPRD	9,300
Impairment of goodwill	2,291
Write down of tangible assets to net realisable value	975
Right of use asset adjustment	(61)
Other	(186)
12,319